SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2022
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

20.SHARE-BASED PAYMENTS

2008 Stock Incentive Plan (the “2008 Plan”)

On June 4, 2008, the shareholders and Board of Directors of the Company approved the 2008 Plan, which is administrated by the Board of Directors and has a term of 10 years from the date of adoption. Under the 2008 Plan, the Company reserved 10,000,000 ordinary shares of the Company to its eligible employees, directors and officers of the Group and consultants. The purpose of the 2008 Plan is to attract and retain key employees, directors, officers and consultants of outstanding ability and to motivate them to exert their best efforts on behalf of the Company by providing incentives through granting awards. On October 25, 2011 and January 15, 2015, the shareholders and Board of Directors of the Company approved a resolution to increase the share option pool under the 2008 Plan to 16,239,033 and 20,934,684 ordinary shares, respectively.

The options granted under the 2008 Plan have a contractual term of 15 years and will become vested (but not exercisable) either (i) immediately upon grant; or (ii) with respect to 25% of the options on the first anniversary of the vesting period, and thereafter in thirty-six equal monthly installments of 2.09% each on the last day of every month that has elapsed following the first anniversary of the vesting period until the options are 100% vested.

The grantee can exercise vested options after the commencement date of exercise and before the earlier of: 1) its contractual term (i.e. 15 years after its grant date); or 2) 90 days after the grantee terminates their employment if the vested options have not been exercised. The commencement date of exercise is upon the Company’s IPO.

In July 2017, 12,599,520 vested options were exercised pursuant to a conditional one-time waiver of the “exercisable upon the Company’s IPO” condition by the Company (the “early exercise”). The early exercise was not considered substantive for accounting purposes in accordance with ASC 718-10-55-31.

2017 Stock Incentive Plan (the “2017 Plan”)

In September 2017, the Company’s shareholders and Board of Directors approved the 2017 Equity Incentive Plan (the “2017 Plan”). The 2017 Plan provides for an aggregate amount of no more than 10,000,000 Class A ordinary shares to be issued. In addition, the number of Class A ordinary shares available to be issued under the 2017 Plan will automatically be increased by a maximum of 2% of the Company’s total outstanding shares at the end of the preceding calendar year on January 1, 2019 and on every January 1 thereafter for eight years, provided that the aggregate amount of shares which may be subject to awards granted under the 2017 Plan does not exceed 10% of the Company’s total outstanding shares at the end of the preceding calendar year.

The options granted under the 2017 Plan have a contractual term of 10 years and will become vested with respect to 25% of the options on the first anniversary of the vesting period, and thereafter in thirty-six equal monthly installments of 2.09% each on the last day of every month that has elapsed following the first anniversary of the vesting period until the options are 100% vested.

The grantee can exercise vested options after the commencement date of exercise and before the earlier of: 1) its contractual term (i.e. 10 years after its grant date); or 2) 90 days after the grantee terminates their employment if the vested options have not been exercised.

The restricted Class A ordinary shares (“Restricted Shares”) granted under the 2017 Plan have the same terms as the share options except that Restricted Shares do not require exercise and will become vested with respect to 25% of the Restricted Shares on the first, second, third and fourth anniversary of the vesting period until the Restricted Shares are 100% vested.

20.SHARE-BASED PAYMENTS (CONTINUED)

Options granted to employees

A summary of the employee share option activity under the 2008 Plan is stated below:

				Weighted-
			Weighted-	average
		Weighted-	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2021	1,249,435	0.75	6.86	10.02	128
Granted	—	—	—	—	—
Exercised	(965)	0.75	7.67	—	—
Forfeited/Expired	(193,428)	0.75	5.95	—	—
Outstanding, December 31, 2022	1,055,042	0.75	7.02	9.02	—
Vested as at December 31, 2022	17,237,222	0.67	2.37	5.67	—
Exercisable as at December 31, 2022	1,055,042	0.75	7.02	9.02	—

The aggregate intrinsic value in the table above represents higher of the difference between the closing share price on the last trading day in 2022 and the option’s respective exercise price or zero. Total intrinsic value of options exercised for the years ended December 31, 2020, 2021 and 2022 was RMB881,376, RMB884,679 and nil respectively.

No share option awards were granted to employees during the years ended December 31, 2020, 2021 and 2022. The total fair value of the equity awards vested under 2008 Plan during the years ended December 31, 2020, 2021 and 2022 were RMB34,671, RMB8,583 and nil, respectively.

There were no new grants of share option awards during the years ended December 31, 2020, 2021 and 2022 or any outstanding share options under the 2017 Plan as of December 31, 2021 and 2022, respectively.

As of December 31, 2022, there were no remaining unrecognized employee share-based compensation expenses.

20.SHARE-BASED PAYMENTS (CONTINUED)

Options granted to non-employees

A summary of the non-employee share option activity under the 2008 Plan is stated below:

				Weighted‑
			Weighted‑	average
		Weighted‑	average	remaining	Aggregate
	Number of	average	grant‑date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2021	1,439,177	0.70	2.47	6.65	216
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding, December 31, 2022	1,439,177	0.70	2.47	5.65	—
Vested at December 31, 2022	1,838,173	0.65	2.43	5.32	—
Exercisable at December 31, 2022	1,439,177	0.70	2.47	5.65	—

The aggregate intrinsic value in the table above represents the difference between the closing stock price on the last trading day in 2022 and the option’s respective exercise price. Total intrinsic value of options exercised for the years ended December 31, 2020, 2021 and 2022 was RMB20,448, RMB20,457 and nil, respectively.

No share option awards were granted to non-employees during the years ended December 31, 2020, 2021 and 2022. The total fair value of the equity awards vested during the years ended December 31, 2020, 2021 and 2022 were nil, nil and nil, respectively.

There were no new grants of non-employee share option awards during the years ended December 31, 2020, 2021 and 2022 or any outstanding non-employee share options under the 2017 Plan as of December 31, 2021 and 2022, respectively.

As of December 31, 2022, there were no remaining unrecognized non-employee share-based compensation expenses.

20.SHARE-BASED PAYMENTS (CONTINUED)

Restricted Shares

The following table summarizes the Company’s Restricted Shares activity under the 2017 Plan:

		Weighted-
		average
	Number of	grant-date
	shares	fair value
		US$
Outstanding, December 31, 2021	7,908,426	4.36
Granted	2,932,800	0.69
Vested	(2,718,074)	5.38
Forfeited	(989,559)	3.85
Outstanding, December 31, 2022	7,133,593	2.54
Vested and expected to vest as at December 31, 2022	16,259,040

The weighted average grant-date fair value of Restricted Shares granted during the year ended December 31, 2020, 2021 and 2022 was US$5.23, US$2.17 and US$0.69, which was derived from the fair value of the underlying ordinary shares. As of December 31, 2022, there was RMB69,900 (US$10,135) of total unrecognized share-based compensation expenses related to unvested Restricted Shares expected to vest which are expected to be recognized over a weighted-average period of 1.71 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future. During the year ended December 31, 2020, 2021 and 2022, the Company granted 189,715, 80,000 and 160,000 Restricted Shares to non-employees, which were fully vested and issued during the year.

Modification of Restricted Shares related to the disposal of BEST Network

On November 16, 2021, the Board of Directors of the Company approved the 1,235,896 RSUs granted but not vested upon certain BEST Express employees shall be accelerated and to be vested all at once upon the closing of the disposal of BEST Network. There is no incremental compensation cost immediately before and after the modification date of November 16, 2021. The Company recognized the remaining unrecognized share-based compensation expenses related to these RSUs of RMB18,181 during the year ended December 31, 2021 for the accelerated vesting of RSUs due to the disposal.

The following table summarizes the total share-based compensation expense recognized by the Company:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Cost of revenue	1,190	345	321	46
Selling expenses	7,715	9,654	3,523	511
General and administrative expenses	98,795	88,361	63,280	9,175
Research and development expenses	7,763	9,321	4,972	721
Share-based compensation expenses from continuing operations	115,463	107,681	72,096	10,453
Share-based compensation expenses from discontinued operations	22,738	27,245	—	—
Total share-based compensation expenses	138,201	134,926	72,096	10,453

20.SHARE-BASED PAYMENTS (CONTINUED)

Options granted by subsidiaries

2020 Equity Incentive Plan of BEST Asia Inc (the “2020 BEST Asia Plan”)

On December 31, 2020, the shareholders and Board of Directors of BEST Asia Inc (“BEST Asia”) approved 2020 BEST Asia Plan, which is administrated by the Board of Directors of BEST Asia. Under the 2020 BEST Asia Plan, BEST Asia reserved 75,000,000 ordinary shares of BEST Asia to its eligible employees, directors and officers of BEST Asia and consultants. The purpose of the 2020 BEST Asia Plan is to attract and retain key employees, directors and officers of outstanding ability and to motivate them to exert their best efforts on behalf of BEST Asia by providing incentives through granting awards.

The options granted under the 2020 BEST Asia Plan to purchase the ordinary shares of BEST Asia have a contractual term of 10 years and will become vested either (i) immediately upon grant; or (ii) with respect to 25% of the options on the first anniversary of the vesting period, and thereafter in thirty-six equal monthly installments of 2.09% each on the last day of every month that has elapsed following the first anniversary of the vesting period until the options are 100% vested. Under the 2020 BEST Asia Plan, all share options granted are not exercisable until the completion of BEST Asia’s IPO.

The options granted to employees are accounted for as equity awards and measured at their grant date fair values. Given that the inability of the grantees to exercise these options until the completion of the IPO constitutes a performance condition that is not considered probable until the IPO completion date, no share-based compensation expenses was recognized for the year ended December 31, 2020, 2021 and 2022. Upon the IPO completion date, the Company will immediately recognize the deferred compensation expenses associated with options that are vested as the IPO completion date and recognize the remaining compensation expenses over the remaining service requisite period using the accelerated method.

A summary of the employee equity award activity under the 2020 BEST Asia Plan is stated below:

				Weighted‑
			Weighted‑	average
		Weighted‑	average	remaining	Aggregate
	Number of	average	grant‑date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2021	38,614,000	0.01	0.06	9.05	32,494
Granted	16,855,000	0.01	0.04	—	—
Forfeited	(12,516,100)	0.01	0.06	—	—
Outstanding, December 31, 2022	42,952,900	0.01	0.06	8.05	36,145
Vested and expected to vest as at December 31, 2022	42,952,900	0.01	0.06	8.05	36,145
Exercisable as at December 31, 2022	—	—	—	—	—

The aggregate intrinsic value in the table above represents the difference between the fair value of the BEST Asia’s ordinary share as of December 31, 2022 and the option’s respective exercise price.

As of December 31, 2022, there was RMB6,690 (US$970) of total unrecognized employee share-based compensation expenses, related to vested but not exercisable share-based awards. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

20.SHARE-BASED PAYMENTS (CONTINUED)

Options granted by subsidiaries (continued)

2020 BEST Asia Plan (continued)

Grant date fair value of BEST Asia’s employee share options

The grant date fair value of share options granted by BEST Asia was determined using the binomial option valuation model, which requires the input of various assumptions including risk-free interest rate, expected share price volatility and early exercise factor. For expected share price volatilities, the Company has made reference to historical volatilities of several comparable companies. The early exercise factor was estimated based on the Company’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The estimated fair value of the ordinary shares, at the option grant dates, was determined with the assistance from an independent third-party appraiser. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

The assumptions used to estimate the grant date fair value of BEST Asia’s share options granted to employees are as follows:

	2021	2022
Risk-free interest rate	0.92%~1.51%	1.78%~3.88%
Expected share price volatility	40.5%~49.1%	45.8%~46.6%
Multiple of early exercise	2.5x	2.5x
Fair value per ordinary shares as at valuation date	0.07	0.05~0.07

2022 Equity Incentive Plan of BEST CloudSoft Inc. (the “2022 BEST CloudSoft Plan”)

In 2022, the shareholders and Board of Directors of the Company. approved the 2022 BEST CloudSoft Plan, which is administrated by the Board of Directors of the Company. BEST CloudSoft Inc. reserved 30,000,000 ordinary shares of BEST CloudSoft Inc. to its eligible employees, directors and officers BEST CloudSoft Inc. and consultants. The purpose of the 2022 BEST CloudSoft Plan is to attract and retain the services of employees, directors and consultants considered essential to the success of the Company.

The options granted under the 2022 BEST CloudSoft Plan to purchase the ordinary share of BEST CloudSoft Inc. have a contractual term of 10 years and will become vested either (i) immediately upon grant; or (ii) with respect to 25% of the options on the first anniversary of the vesting period, and thereafter in thirty-six equal monthly installments of 2.09% each on the last day of every month that has elapsed following the first anniversary of the vesting period until the options are 100% vested. Under the 2022 BEST CloudSoft Plan, all share options granted are not exercisable until the completion of BEST CloudSoft Inc.’s IPO.

The options granted to employees are accounted for as equity awards and measured at their grant date fair values. Given that the inability of the grantees to exercise these options until the completion of the IPO constitutes a performance condition that is not considered probable until the IPO completion date, no share-based compensation expenses was recognized for the year ended December 31 2022. Upon the IPO completion date, the Company will immediately recognize the deferred compensation expenses associated with options that are vested as the IPO completion date and recognize the remaining compensation expenses over the remaining service requisite period using the accelerated method.

20.SHARE-BASED PAYMENTS (CONTINUED)

Options granted by subsidiaries (continued)

2022 BEST CloudSoft Plan (continued)

A summary of the employee equity award activity under the 2022 BEST CloudSoft Plan is stated below:

Number of
options

Outstanding, December 31, 2021	—
Granted	13,150,000
Forfeited	(300,000)
Outstanding, December 31, 2022	12,850,000
Vested and expected to vest as at December 31, 2022	12,850,000
Exercisable as at December 31, 2022	—